Goodwill, Intangible and Long-Lived Assets - Narrative (Details) - USD ($)				3 Months Ended	12 Months Ended
	Oct. 01, 2017	Oct. 01, 2016	Oct. 01, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 01, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of long-lived assets						$ 0	$ 0	$ 0
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill				$ 1,126,892,000	$ 6,814,345,000	1,126,892,000	1,143,333,000	1,158,346,000
Impairment of goodwill						10,455,000
Impairment of goodwill and trademarks				10,688,000	2,022,000	10,688,000	0
Additional Goodwill Intangible and Long Lived Assets (Textual) [Abstract]
Amortization of finite-lived Intangible assets, 2018					330,029,000
Amortization of finite-lived Intangible assets, 2019					330,045,000
Amortization of finite-lived Intangible assets, 2020					326,992,000
Amortization of finite-lived Intangible assets, 2021					325,215,000
Amortization of finite-lived Intangible assets, 2022					322,245,000
The Americas Group
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill				$ 285,410,000	2,555,609,000	285,410,000	$ 295,052,000	$ 295,129,000
Impairment of goodwill	$ 0	$ 10,455,000	$ 0			$ 10,455,000
The Americas Group | Trademarks
Acquired Indefinite-lived Intangible Assets [Line Items]
Impairment of goodwill and trademarks					$ 2,022,000
Impairment of intangible assets		$ 233,000	$ 0
Valspar
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill									$ 5,675,244,000
Indefinite-lived trademarks recognized									775,900,000
Acquired Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets recognized									5,071,800,000
Valspar | The Americas Group
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill									$ 2,300,000,000